UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A
File No. 002-97889
File No. 811-04304

[X]	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]	Pre-Effective Amendment No.
[X]	Post-Effective Amendment No. 45

and/or

[X]	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 45

(Check appropriate box or boxes.)

DELAWARE GROUP GOVERNMENT FUND
(Exact Name of Registrant as Specified in Charter)
2005 Market Street, Philadelphia, Pennsylvania 19103-7094
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on September 27, 2013 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 45, Amendment No. 45 to Registrant’s Registration Statement on Form N-1A (the “Amendment”) is being filed under Rule 485(b)(1)(iii) and incorporates by reference (i) the Prospectus for the Delaware Emerging Markets Debt Fund; (ii) the Statement of Additional Information for the aforementioned fund; and (iii) the Part C.  This Amendment is being filed for the purposes of delaying the effectiveness of Post-Effective Amendment No. 44, Amendment No. 44.

The prospectuses and statement of additional information relating to the other series of the Registrant are not amended or superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Philadelphia, Pennsylvania on this 29th day of August, 2013.

DELAWARE GROUP GOVERNMENT FUND By: /s/ Patrick P. Coyne Patrick P. Coyne Chairman/President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Patrick P. Coyne Patrick P. Coyne	Chairman/President/Chief Executive Officer (Principal Executive Officer) and Trustee	August 29, 2013

Thomas L. Bennett * Thomas L. Bennett	Trustee	August 29, 2013

Joseph W. Chow * Joseph W. Chow	Trustee	August 29, 2013

John A. Fry* John A. Fry	Trustee	August 29, 2013

Anthony D. Knerr * Anthony D. Knerr	Trustee	August 29, 2013

Lucinda S. Landreth * Lucinda S. Landreth	Trustee	August 29, 2013

Frances A. Sevilla-Sacasa * Frances A. Sevilla-Sacasa	Trustee	August 29, 2013

Thomas K. Whitford * Thomas K. Whitford	Trustee	August 29, 2013

Janet L. Yeomans * Janet L. Yeomans	Trustee	August 29, 2013

J. Richard Zecher * J. Richard Zecher	Trustee	August 29, 2013

Richard Salus * Richard Salus	Senior Vice President/Chief Financial Officer (Principal Financial Officer)	August 29, 2013

*By: /s/ Patrick P. Coyne Patrick P. Coyne as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney previously filed)